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QUARTERLY REPORT

KINGSBARN DIVIDEND OPPORTUNITY ETF

Schedule of InvestmentsJuly 31, 2026 (unaudited)

		Shares	Value
90.38%	COMMON STOCKS

15.93%	BUSINESS DEVELOPMENT COMPANIES
	Ellington Credit Co. REIT	32,171	$138,979
	FS KKR Capital Corp.	12,721	134,461
	Trinity Capital Inc.	12,196	214,040
			487,480

24.27%	COMMERCIAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS
	Blackstone Mortgage Trust, Inc. REIT	13,131	190,925
	Ladder Capital Corp. REIT	14,440	138,046
	Nexpoint Real Estate Finance, Inc. REIT	8,403	142,515
	Rithm Capital Corp. REIT	15,280	150,966
	Seven Hills Realty Trust REIT	15,900	119,886
			742,338

50.18%	RESIDENTIAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS
	Adamas Trust, Inc. REIT	15,379	139,488
	AGNC Investment Corp. REIT	20,213	215,471
	Annaly Capital Management, Inc. REIT	9,685	220,043
	ARMOUR Residential REIT, Inc.	8,507	140,110
	Dynex Capital, Inc. REIT	16,652	211,647
	Ellington Financial, Inc. REIT	10,330	137,182
	Invesco Mortgage Capital, Inc. REIT	27,685	205,146
	Orchid Island Capital, Inc. REIT	20,699	134,336
	TPG Mortgage Investment Trust, Inc. REIT	18,842	131,329
			1,534,752

90.38%	TOTAL COMMON STOCKS		2,764,570
	(Cost: $2,814,262)

QUARTERLY REPORT

KINGSBARN DIVIDEND OPPORTUNITY ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

		Value
90.38%	TOTAL INVESTMENTS	$2,764,570
	(Cost: $2,814,262)
9.62%	Other assets, net of liabilities	294,093
100.00%	NET ASSETS	$3,058,663

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$2,764,570	$—	$—	$2,764,570
	$2,764,570	$—	$—	$2,764,570

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $2,814,262, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$51,525
Gross unrealized depreciation	(101,217)
Net unrealized appreciation (depreciation)	$(49,692)